Dividends	12 Months Ended
Dec. 31, 2020
Dividends Abstract [Abstract]
Disclosure Of Dividends Explanatory

35. Dividends

The dividends paid to the shareholders of the Parent Company in 2019 and 2020 were ￦ 759,736 million (￦ 1,920 per share) and ￦ 861,092 million (￦ 2,210 per share), respectively. The dividend to the shareholders for the year ended December 31, 2020, amounting to ￦ 689,653 million (￦ 1,770 per share) is to be proposed at the annual general meeting on March 26, 2021. The Group’s consolidated financial statements as of December 31, 2020, do not reflect this dividend payable.